Supplemental Information - Supplemental Information of Income Statement (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Revenues
Net sales	$ 6,331	$ 5,461	$ 18,370	$ 16,987
Finance and interest income	299	288	889	887
Total Revenues	6,630	5,749	19,259	17,874
Costs and Expenses
Cost of goods sold	5,242	4,524	15,166	14,014
Selling, general and administrative expenses	559	546	1,676	1,687
Research and development expenses	243	211	662	619
Restructuring expenses	53	6	77	31
Interest expense	259	273	712	743
Other, net	174	131	454	951
Total Costs and Expenses	6,530	5,691	18,747	18,045
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	100	58	512	(171)
Income tax (expense)	(64)	(32)	(225)	(179)
Equity in income of unconsolidated subsidiaries and affiliates	21	13	66	5
Net income (loss)	57	39	353	(345)
Industrial Activities [Member]
Revenues
Net sales	6,331	5,461	18,370	16,987
Finance and interest income	28	39	93	103
Total Revenues	6,359	5,500	18,463	17,090
Costs and Expenses
Cost of goods sold	5,242	4,524	15,166	14,014
Selling, general and administrative expenses	495	478	1,491	1,475
Research and development expenses	243	211	662	619
Restructuring expenses	53	6	75	30
Interest expense	173	192	462	494
Interest compensation to Financial Services	84	84	250	245
Other, net	88	60	204	741
Total Costs and Expenses	6,378	5,555	18,310	17,618
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(19)	(55)	153	(528)
Income tax (expense)	(24)	10	(106)	(54)
Equity in income of unconsolidated subsidiaries and affiliates	14	7	46	(14)
Results from intersegment investments	86	77	260	251
Net income (loss)	57	39	353	(345)
Financial Services [Member]
Revenues
Finance and interest income	409	386	1,205	1,173
Total Revenues	409	386	1,205	1,173
Costs and Expenses
Selling, general and administrative expenses	64	68	185	212
Restructuring expenses			2	1
Interest expense	140	132	408	390
Other, net	86	73	251	213
Total Costs and Expenses	290	273	846	816
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	119	113	359	357
Income tax (expense)	(40)	(42)	(119)	(125)
Equity in income of unconsolidated subsidiaries and affiliates	7	6	20	19
Net income (loss)	$ 86	$ 77	$ 260	$ 251